Fair Value Of Assets And Liabilities (Summary Of Book Value And Estimated Fair Value Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses	$ 16,012,776		$ 16,117,773
Trading securities	988,217		769,750
Loans held for sale	221,389		247,955		37,582
Loans held for sale	413,897		375,289
Securities available for sale	3,066,272	[1]	3,031,930	[2]
Total deposits	16,213,009		15,208,231
Trading liabilities	347,285		361,920
Term borrowings	2,481,660		3,228,070
FHN [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	6,726		6,901
Term borrowings	848,654		928,831
Fair Value Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses	16,012,776		16,117,773
Short-term financial assets	896,444		942,129
Trading securities	988,217		769,750
Loans held for sale	413,897		375,289
Securities available for sale	3,066,272		3,031,930
Derivative assets	366,301		303,660
Other assets	114,039		112,788
Nonearning assets	628,440		574,710
Defined maturity	1,781,893		1,952,745
Undefined maturity	14,431,116		13,255,486
Total deposits	16,213,009		15,208,231
Trading liabilities	347,285		361,920
Short-term financial liabilities	2,059,602		2,295,643
Term borrowings	2,481,660		3,228,070
Derivative liabilities	253,268		215,220
Other noninterest-bearing liabilities	195,208		103,951
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income and allowance for loan losses	15,210,592		15,196,341
Short-term financial assets	896,444		942,129
Trading securities	988,217		769,750
Loans held for sale	413,897		375,289
Securities available for sale	3,066,272		3,031,930
Derivative assets	366,301		303,660
Other assets	114,039		112,788
Nonearning assets	628,440		574,710
Defined maturity	1,821,457		2,007,147
Undefined maturity	14,431,116		13,255,486
Total deposits	16,252,573		15,262,633
Trading liabilities	347,285		361,920
Short-term financial liabilities	2,059,602		2,295,643
Term borrowings	2,182,061		2,893,938
Derivative liabilities	253,268		215,220
Other noninterest-bearing liabilities	195,208		103,951
Loan commitments	1,358		1,060
Standby and other commitments	5,954		6,021
Contractual Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan commitments	7,435,227		7,903,537
Standby and other commitments	$ 359,619		$ 487,578

[1]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2011, FHN had pledged $0.8 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2010, FHN had pledged $1.5 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.